Intangibles AndGoodwill (Schedule Of Net book Value Of Intanbible Assets And Goodwill) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Broadcast rights and licences	$ 5,029	$ 5,029
Goodwill	280	280	$ 280
Wireless spectrum licences	2,445	1,953
Other intangibles	7,979	7,482
Total intangible assets and goodwill	8,259	7,762
Cable Systems [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Broadcast rights and licences	4,016	4,016
DTH And Satellite Services [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Broadcast rights and licences	1,013	1,013
Cable And Telecommunications Systems [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	79	79
Wireless [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	201	201
Wireless Spectrum Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Total intangible assets and goodwill	2,445	1,953	$ 1,947
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangibles	451	434
Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangibles	$ 54	$ 66